Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental receipts

For the twelve-month period ended June 30,	Amount
2019	$154,265
2020	131,477
2021	71,018
2022	57,497
2023	51,216
Thereafter	87,434
Total	$552,907